Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Compensation
Share-Based Compensation

14. Share-Based Compensation

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	(Amounts in Thousands)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Share options	40,533	21,837	18,081	2,837
Non-vested restricted shares	54,364	37,952	32,956	5,172
Total share-based compensation	94,897	59,789	51,037	8,009

During the year ended December 31, 2017, the Group adopted its 2017 share incentive plan (the “2017 Plan”). Under the 2017 Plan, the maximum aggregate number of shares in respect of which options, restricted shares, or restricted share units may be issued shall be 2,800,000 shares. The term of any options, restricted shares, or restricted share units granted under the 2017 Plan shall not exceed ten years. Options, restricted shares or restricted share units generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

Share Options:

No options were granted for the years ended December 31, 2019 and 2020. The weighted-average grant-date fair value of options granted during the year ended December 31, 2021 was RMB306.56 (US$48.11) per share. There were 201,630, 152,410 and 37,606 options exercised during the years ended December 31, 2019, 2020 and 2021, respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted:

2021
Average risk-free rate of return	0.8~1.5%
Weighted average expected option life	6.1~8.4	years
Estimated volatility	42.1~50.4%
Average dividend yield	Nil

The following table summarizes option activity during the year ended December 31, 2021:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	options	Price	Term	Options
		RMB	Years	RMB
Outstanding as of January 1, 2021	224,528	505.33	5.5	17,848
Granted	268,006	420.41
Exercised	(37,606)	291.73
Forfeited or expired	(20,960)	431.31
Outstanding as of December 31, 2021	433,968	474.97	7.9	18,389
Exercisable as of December 31, 2021	154,661	319.84	5.4	3,663

The aggregate intrinsic value of options exercised during the year ended December 31, 2021 was RMB15,674. As of December 31, 2021, there was RMB76,105 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 4.24 years.

Non-vested Restricted Shares:

A summary of non-vested restricted share activity during the year ended December 31, 2021 is presented below:

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares	value
		RMB
Non-vested as of January 1, 2021	103,373	357.43
Granted	120,050	399.33
Vested	(57,064)	471.41
Forfeited	(15,525)	530.50
Non-vested as of December 31, 2021	150,834	324.12

The total fair value of non-vested restricted shares vested during the year ended December 31, 2021 was RMB29,784. As of December 31, 2021, there was RMB43,976 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 5.05 years.